PORTFOLIO OF INVESTMENTS
USAA MSCI USA Value Momentum Blend Index ETF
May 31, 2019 (unaudited)
Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (99.3%)
	COMMON STOCKS (99.3%)
	Basic Materials (2.3%)
	Chemicals (1.3%)
10,028	Air Products & Chemicals, Inc.	$2,041
22,686	CF Industries Holdings, Inc.	913
52,303	Chemours Co.	1,103
75,590	Mosaic Co.	1,623
		5,680
	Iron/Steel (0.9%)
42,355	Nucor Corp.	2,033
65,353	Steel Dynamics, Inc.	1,644
		3,677
	Mining (0.1%)
54,901	Freeport-McMoRan, Inc.	533
	Total Basic Materials	9,890
	Communications (7.0%)
	Advertising (0.4%)
25,055	Omnicom Group, Inc.	1,938
	Internet (0.8%)
4,561	IAC/InterActiveCorp(a)	1,007
14,964	TripAdvisor, Inc.(a)	633
9,090	VeriSign, Inc.(a)	1,772
		3,412
	Media (2.0%)
46,956	Altice USA, Inc. “A”	1,103
37,405	Comcast Corp. “A”	1,534
69,639	Discovery, Inc. “A”(a)	1,898
10,127	Fox Corp. “A”(a)	357
66,030	Viacom, Inc. “B”	1,917
12,611	Walt Disney Co.	1,665
		8,474
	Telecommunications (3.8%)
113,953	AT&T, Inc.	3,485
153,131	CenturyLink, Inc.	1,600
65,142	Cisco Systems, Inc.	3,389
45,850	Corning, Inc.	1,322
56,050	Juniper Networks, Inc.	1,379
271,830	Sprint Corp.(a)	1,868
21,987	T-Mobile US, Inc.(a)	1,615

1    |    USAA MSCI USA Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
30,741	Verizon Communications, Inc.	$1,671
		16,329
	Total Communications	30,153
	Consumer, Cyclical (14.1%)
	Airlines (1.9%)
57,087	American Airlines Group, Inc.	1,555
50,336	Delta Air Lines, Inc.	2,592
45,871	Southwest Airlines Co.	2,184
25,424	United Continental Holdings, Inc.(a)	1,974
		8,305
	Apparel (0.4%)
17,929	Ralph Lauren Corp.	1,885
	Auto Manufacturers (1.9%)
311,708	Ford Motor Co.	2,968
69,029	General Motors Co.	2,301
42,287	PACCAR, Inc.	2,783
		8,052
	Auto Parts & Equipment (0.8%)
30,782	BorgWarner, Inc.	1,092
18,810	Lear Corp.	2,239
		3,331
	Distribution/Wholesale (0.3%)
28,257	HD Supply Holdings, Inc.(a)	1,172
	Entertainment (0.3%)
20,156	Live Nation Entertainment, Inc.(a)	1,226
	Home Builders (2.0%)
33,257	DR Horton, Inc.	1,422
55,108	Lennar Corp. “A”	2,737
398	NVR, Inc.(a)	1,274
94,300	PulteGroup, Inc.	2,923
		8,356
	Home Furnishings (0.2%)
8,920	Whirlpool Corp.	1,025
	Leisure Time (1.1%)
41,505	Norwegian Cruise Line Holdings Ltd.(a)	2,271
19,975	Royal Caribbean Cruises Ltd.	2,432
		4,703
	Retail (5.2%)
6,949	Advance Auto Parts, Inc.	1,077
3,351	AutoZone, Inc.(a)	3,442
14,363	Best Buy Co., Inc.	900
1,533	Chipotle Mexican Grill, Inc.(a)	1,012
79,800	Gap, Inc.	1,491
28,273	Kohl's Corp.	1,394
6,398	Lululemon Athletica, Inc.(a)	1,059
71,851	Macy's, Inc.	1,478
47,547	Starbucks Corp.	3,616
17,825	Target Corp.	1,434
36,836	TJX Companies, Inc.	1,853
10,876	Tractor Supply Co.	1,096

Portfolio of Investments    |    2

Number of Shares	Security	Market Value (000)
48,368	Walgreens Boots Alliance, Inc.	$2,387
		22,239
	Total Consumer, Cyclical	60,294
	Consumer, Non-cyclical (18.2%)
	Agriculture (0.7%)
40,256	Archer-Daniels-Midland Co.	1,543
25,216	Bunge Ltd.	1,318
		2,861
	Beverages (0.6%)
44,328	Molson Coors Brewing Co. “B”	2,437
	Biotechnology (0.8%)
9,720	Celgene Corp.(a)	912
40,294	Gilead Sciences, Inc.	2,508
		3,420
	Commercial Services (1.3%)
8,153	AMERCO	3,002
12,783	ManpowerGroup, Inc.	1,094
13,934	United Rentals, Inc.(a)	1,534
		5,630
	Cosmetics/Personal Care (1.0%)
44,011	Procter & Gamble Co.	4,529
	Food (2.6%)
29,073	General Mills, Inc.	1,437
40,830	Hormel Foods Corp.	1,612
11,034	JM Smucker Co.	1,341
78,449	Kroger Co.	1,790
33,346	Mondelez International, Inc. “A”	1,696
41,949	Tyson Foods, Inc. “A”	3,184
		11,060
	Healthcare Products (3.2%)
44,897	Abbott Laboratories	3,418
43,684	Boston Scientific Corp.(a)	1,678
13,504	Danaher Corp.	1,783
23,559	Dentsply Sirona, Inc.	1,269
12,995	STERIS plc(a)	1,737
13,731	Thermo Fisher Scientific, Inc.	3,666
		13,551
	Healthcare-Services (3.2%)
5,255	Anthem, Inc.	1,461
19,064	Centene Corp.(a)	1,101
11,052	HCA Healthcare, Inc.	1,337
4,852	Humana, Inc.	1,188
21,911	IQVIA Holdings, Inc.(a)	2,976
6,722	UnitedHealth Group, Inc.	1,625
23,117	Universal Health Services, Inc. “B”	2,764
4,798	WellCare Health Plans, Inc.(a)	1,325
		13,777
	Household Products/Wares (0.9%)
49,850	Church & Dwight Co., Inc.	3,709
	Pharmaceuticals (3.9%)
16,219	Allergan plc	1,977

3    |    USAA MSCI USA Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
7,807	Cigna Corp.(a)	$1,155
19,749	CVS Health Corp.	1,034
4,848	DexCom, Inc.(a)	588
27,012	Eli Lilly & Co.	3,132
17,169	McKesson Corp.	2,097
46,635	Merck & Co., Inc.	3,694
77,358	Mylan N.V.(a)	1,300
46,334	Pfizer, Inc.	1,924
		16,901
	Total Consumer, Non-cyclical	77,875
	Energy (4.7%)
	Oil & Gas (3.8%)
12,276	Anadarko Petroleum Corp.	864
31,837	Chevron Corp.	3,625
15,448	Cimarex Energy Co.	883
37,298	ConocoPhillips	2,199
29,976	Devon Energy Corp.	754
39,145	HollyFrontier Corp.	1,487
101,727	Marathon Oil Corp.	1,338
17,636	Marathon Petroleum Corp.	811
41,844	Parsley Energy, Inc. “A”(a)	746
18,665	Phillips 66	1,508
30,582	Valero Energy Corp.	2,153
		16,368
	Pipelines (0.9%)
151,013	Kinder Morgan, Inc.	3,012
39,069	Plains GP Holdings, LP “A”(a)	880
		3,892
	Total Energy	20,260
	Financial (24.6%)
	Banks (2.6%)
89,358	Bank of America Corp.	2,377
55,373	CIT Group, Inc.	2,632
42,754	Citigroup, Inc.	2,657
70,248	Citizens Financial Group, Inc.	2,289
29,148	Morgan Stanley	1,186
		11,141
	Diversified Financial Services (2.7%)
98,443	Ally Financial, Inc.	2,842
32,502	Capital One Financial Corp.	2,791
11,508	CME Group, Inc.	2,211
7,008	Mastercard, Inc. “A”	1,762
66,153	Synchrony Financial	2,225
		11,831
	Insurance (10.6%)
47,285	Aflac, Inc.	2,426
2,779	Alleghany Corp.	1,843
29,100	American International Group, Inc.	1,486
56,268	Arch Capital Group Ltd.(a)	1,937
15,650	Assurant, Inc.	1,564
70,228	Athene Holding Ltd. “A”(a)	2,855
151,635	AXA Equitable Holdings, Inc.	3,116
38,622	Brighthouse Financial, Inc.(a)	1,371
15,348	Chubb Ltd.	2,242
18,616	Cincinnati Financial Corp.	1,829
9,824	Erie Indemnity Co. “A”	2,089
37,141	Lincoln National Corp.	2,208

Portfolio of Investments    |    4

Number of Shares	Security	Market Value (000)
56,302	MetLife, Inc.	$2,602
26,850	Progressive Corp.	2,129
30,424	Prudential Financial, Inc.	2,811
25,679	RenaissanceRe Holdings Ltd.	4,479
70,267	Unum Group	2,213
44,019	Voya Financial, Inc.	2,242
9,646	Willis Towers Watson plc	1,693
35,500	WR Berkley Corp.	2,208
		45,343
	Real Estate (0.8%)
29,257	CBRE Group, Inc. “A”(a)	1,337
16,257	Jones Lang LaSalle, Inc.	2,023
		3,360
	REITS (7.9%)
156,831	AGNC Investment Corp.	2,572
9,447	American Tower Corp.	1,972
254,008	Annaly Capital Management, Inc.	2,238
17,523	Equity LifeStyle Properties, Inc.	2,132
16,689	Extra Space Storage, Inc.	1,788
44,398	HCP, Inc.	1,408
169,742	Host Hotels & Resorts, Inc.	3,074
66,167	National Retail Properties, Inc.	3,542
8,989	Public Storage	2,138
51,517	Realty Income Corp.	3,610
10,541	Simon Property Group, Inc.	1,709
210,592	VEREIT, Inc.	1,870
42,474	Welltower, Inc.	3,450
30,319	WP Carey, Inc.	2,517
		34,020
	Total Financial	105,695
	Industrial (13.4%)
	Aerospace/Defense (0.3%)
15,380	Spirit AeroSystems Holdings, Inc. “A”	1,246
	Building Materials (0.5%)
48,804	Owens Corning	2,366
	Electrical Components & Equipment (0.4%)
19,952	AMETEK, Inc.	1,634
	Electronics (1.7%)
20,972	Arrow Electronics, Inc.(a)	1,314
80,512	Flex Ltd.(a)	720
18,091	Garmin Ltd.	1,383
32,414	Keysight Technologies, Inc.(a)	2,435
1,987	Mettler-Toledo International, Inc.(a)	1,437
		7,289
	Engineering & Construction (0.7%)
38,409	Jacobs Engineering Group, Inc.	2,892
	Environmental Control (3.0%)
60,495	Republic Services, Inc.	5,117
28,342	Waste Connections, Inc.	2,683
45,304	Waste Management, Inc.	4,954
		12,754
	Machinery-Diversified (1.0%)
18,159	Cummins, Inc.	2,738

5    |    USAA MSCI USA Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
5,220	Roper Technologies, Inc.	$1,795
		4,533
	Miscellaneous Manufacturers (1.2%)
20,740	Eaton Corp. plc	1,545
31,463	Ingersoll-Rand plc	3,723
		5,268
	Packaging & Containers (1.7%)
60,220	Ball Corp.	3,697
23,579	Crown Holdings, Inc.(a)	1,307
67,280	WestRock Co.	2,193
		7,197
	Transportation (2.9%)
35,576	CSX Corp.	2,649
13,096	Kansas City Southern	1,484
68,417	Knight-Swift Transportation Holdings, Inc.	1,891
16,271	Norfolk Southern Corp.	3,175
18,930	Union Pacific Corp.	3,157
		12,356
	Total Industrial	57,535
	Technology (7.8%)
	Computers (2.5%)
40,752	Dell Technologies, Inc. “C”(a)	2,427
31,357	DXC Technology Co.	1,491
7,060	EPAM Systems, Inc.(a)	1,218
14,487	Fortinet, Inc.(a)	1,050
156,907	Hewlett Packard Enterprise Co.	2,153
18,961	Seagate Technology plc	794
38,083	Western Digital Corp.	1,417
		10,550
	Office/Business Equipment (0.2%)
33,556	Xerox Corp.	1,027
	Semiconductors (3.2%)
13,610	Analog Devices, Inc.	1,315
8,164	Broadcom, Inc.	2,054
29,991	Intel Corp.	1,321
5,116	Lam Research Corp.	893
14,324	Microchip Technology, Inc.	1,146
40,684	Micron Technology, Inc.(a)	1,327
46,344	ON Semiconductor Corp.(a)	823
30,317	Qorvo, Inc.(a)	1,855
11,148	QUALCOMM, Inc.	745
23,551	Xilinx, Inc.	2,410
		13,889
	Software (1.9%)
20,052	Cadence Design Systems, Inc.(a)	1,275
32,278	First Data Corp. “A”(a)	821
6,779	MSCI, Inc.	1,491
14,845	Veeva Systems, Inc. “A”(a)	2,290
12,532	VMware, Inc. “A”	2,218
		8,095
	Total Technology	33,561

Portfolio of Investments    |    6

Number of Shares	Security	Market Value (000)
	Utilities (7.2%)
	Electric (7.2%)
194,856	AES Corp.	$3,079
33,356	Ameren Corp.	2,446
26,343	American Electric Power Co., Inc.	2,269
75,625	CenterPoint Energy, Inc.	2,151
26,141	Entergy Corp.	2,538
86,880	Exelon Corp.	4,177
48,248	FirstEnergy Corp.	1,990
103,567	OGE Energy Corp.	4,304
22,612	Pinnacle West Capital Corp.	2,123
39,929	Southern Co.	2,136
161,547	Vistra Energy Corp.	3,806
	Total Utilities	31,019
	Total Common Stocks (cost: $438,033)	426,282
	Total Equity Securities (cost: $438,033)	426,282
	MONEY MARKET INSTRUMENTS (0.1%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)
595,851	State Street Institutional Treasury Money Market Fund Premier Class, 2.30%(b) (cost: $596)	596
	Total Investments (cost: $438,629)	$426,878

($ in 000s)VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$426,282	$—	$—	$426,282
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	596	—	—	596
Total	$426,878	$—	$—	$426,878
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund’s compliance classification.
At May 31, 2019, the Fund did not have any transfers into/out of Level 3.

7    |    USAA MSCI USA Value Momentum Blend Index ETF

NOTES TO PORTFOLIO
OF INVESTMENTS
May 31, 2019 (unaudited)
GENERAL NOTES
A.  Security valuation – USAA ETF TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA MSCI USA Value Momentum Blend Index ETF (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.
The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:
1.  Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the USAA Asset Management Company (the Manager) will monitor for events that would materially affect the value of the Fund’s foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such

Notes to Portfolio of Investments    |    8

as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.
3.  Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.
4.  Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.
5.  Repurchase agreements are valued at cost.
6.  In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.
B.  Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:
Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.
Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
C.  The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $429,284,000 at May 31, 2019, and, in total, may not

9    |    USAA MSCI USA Value Momentum Blend Index ETF

equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.
PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES
(a)	Non-income-producing security.
(b)	Rate represents the money market fund annualized seven-day yield at May 31, 2019.

Notes to Portfolio of Investments    |    10